WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 69.1%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 2.5%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$542,004
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,707,345
AT&T Inc., Senior Notes	1.650%	2/1/28	3,710,000	3,612,515
AT&T Inc., Senior Notes	2.250%	2/1/32	430,000	415,296
AT&T Inc., Senior Notes	2.550%	12/1/33	190,000	183,820
AT&T Inc., Senior Notes	3.100%	2/1/43	8,640,000	8,357,899
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	398,111
AT&T Inc., Senior Notes	3.500%	9/15/53	125,000	126,493
AT&T Inc., Senior Notes	3.550%	9/15/55	1,688,000	1,700,083
AT&T Inc., Senior Notes	3.800%	12/1/57	60,000	62,774
AT&T Inc., Senior Notes	3.650%	9/15/59	1,798,000	1,823,597
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,441,624
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	411,449
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	158,479
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	680,000	678,748
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	590,551
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	403,801
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	739,490
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	2,063,421
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,054,000	1,044,122	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,157,033
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	527,955
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,731,089
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,749,405
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	111,417

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	$2,000,000	$2,635,740
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	5,803,172
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	3,491,351
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	2,710,000	2,646,595

Total Diversified Telecommunication Services				46,315,379

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	210,000	205,164
Alphabet Inc., Senior Notes	0.800%	8/15/27	380,000	365,126
Alphabet Inc., Senior Notes	1.100%	8/15/30	450,000	423,280
Alphabet Inc., Senior Notes	2.050%	8/15/50	710,000	643,685

Total Interactive Media & Services				1,637,255

Media - 2.2%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	122,132
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	662,324
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,098,052
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	2,310,859
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	155,726
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	5,512,628
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	281,203
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	547,621

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$4,600,000	$5,800,553
Comcast Corp., Senior Notes	3.950%	10/15/25	2,820,000	3,076,886
Comcast Corp., Senior Notes	3.300%	4/1/27	500,000	537,113
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,382,360
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	305,676
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	6,922,545
Comcast Corp., Senior Notes	3.450%	2/1/50	880,000	950,820
Comcast Corp., Senior Notes	2.800%	1/15/51	1,400,000	1,354,804
Comcast Corp., Senior Notes	2.887%	11/1/51	720,000	705,053	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	2,564,527	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,589,254
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	93,878
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,471,164
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	192,238
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,662,579
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	61,358

Total Media				41,361,353

Wireless Telecommunication Services - 1.0%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	107,607
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	170,000	167,588
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	9,150,000	9,958,458
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	540,000	532,770
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	2,820,000	2,710,236
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	306,968
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,720,000	1,643,723
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	780,000	760,157
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	1,895,000	2,468,900

Total Wireless Telecommunication Services				18,656,407

TOTAL COMMUNICATION SERVICES				107,970,394

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.5%
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	265,745
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,364,434

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	5.200%	4/1/45	$1,000,000	$1,236,854
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	285,010
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,102,313	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,297,446	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	2,157,032	(a)

Total Automobiles				8,708,834

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,110,000	1,132,219
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,968,917
McDonald’s Corp., Senior Notes	3.300%	7/1/25	200,000	213,096
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	80,464
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	713,642
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	510,332
McDonald’s Corp., Senior Notes	3.500%	7/1/27	280,000	303,476
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	166,311
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	66,999
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,104,160
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	526,380
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	907,155	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,075,500
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	537,140	(a)

Total Hotels, Restaurants & Leisure				17,305,791

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	864,000	896,020

Internet & Direct Marketing Retail - 0.7%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,860,000	1,823,600
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	538,702
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,501,910
Amazon.com Inc., Senior Notes	2.100%	5/12/31	170,000	170,920
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	600,819
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	616,238
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,480,000	5,256,613
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	156,628
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,543,355

Total Internet & Direct Marketing Retail				12,208,785

Multiline Retail - 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	70,000	72,191

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	$1,050,000	$1,138,655
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,110,000	5,691,659
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	801,230
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,394,412

Total Specialty Retail				9,025,956

Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc., Senior Notes	2.400%	3/27/25	160,000	166,635
NIKE Inc., Senior Notes	3.375%	3/27/50	5,820,000	6,681,215

Total Textiles, Apparel & Luxury Goods				6,847,850

TOTAL CONSUMER DISCRETIONARY				55,065,427

CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,766,859
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,624,639
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	723,625
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	295,707
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	482,545
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	681,685
Coca-Cola Co., Senior Notes	3.375%	3/25/27	2,750,000	2,983,549
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	129,287
Coca-Cola Co., Senior Notes	2.600%	6/1/50	2,400,000	2,385,895
PepsiCo Inc., Senior Notes	2.250%	3/19/25	60,000	61,984

Total Beverages				11,135,775

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	390,000	384,958
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	389,880
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,221,619
Walmart Inc., Senior Notes	1.500%	9/22/28	360,000	357,276
Walmart Inc., Senior Notes	1.800%	9/22/31	180,000	178,159

Total Food & Staples Retailing				2,531,892

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$200,000	$248,151
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	2,149,891	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	320,000	324,395	(a)

Total Food Products				2,722,437

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	95,694

Tobacco - 1.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	137,281
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	49,868
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	791,457
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	973,867
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,000,000	8,838,740
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	18,069,159
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	373,927	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	375,836
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	945,017
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,048,908

Total Tobacco				35,604,060

TOTAL CONSUMER STAPLES				52,089,858

ENERGY - 10.5%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	89,000	96,374

Oil, Gas & Consumable Fuels - 10.5%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	1,055,700
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	209,360
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,172,910
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	116,287
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	12,900,000	12,639,493
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	551,768
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,920,000	4,118,648	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,586,248	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,649,890
Chevron Corp., Senior Notes	3.078%	5/11/50	3,070,000	3,278,865
Chevron USA Inc., Senior Notes	3.850%	1/15/28	220,000	244,501
ConocoPhillips, Senior Notes	3.750%	10/1/27	1,360,000	1,487,086	(a)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips, Senior Notes	4.300%	8/15/28	$580,000	$657,988	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	175,550
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	336,326	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,811,649
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	373,365	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,888,359	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,863,310	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,663,459
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	376,105	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,999,617
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	859,354
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,080,000	1,304,464
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	340,000	357,148
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,700,000	1,785,498
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	918,539
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	9,387,102
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	3,015,061
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	214,993
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	629,687
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,510,000	3,700,317
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	46,066
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	762,977
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	3,679,580
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	863,038
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,928,954
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	477,496
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,900,000	4,042,142
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	392,602
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	124,313
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	222,088
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	2,568,635
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,768,609
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,453,748

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	$8,550,000	$11,587,471
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	50,643
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,369,704
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	658,113
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,637,259
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,456,134
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	74,838
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	7,000,000	7,658,548
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	14,862,535	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,660,000	1,844,535
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	253,845
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	598,719
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	227,108
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	354,152
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	515,167
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	645,275
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,828,232
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,488,750
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	196,888
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,227,308
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	757,566
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	261,039
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	248,654
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	935,826
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	3,209,052
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	432,981
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,321,485	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,235,050
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,915,790
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,333,113	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,200,943
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	890,422
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	506,423
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	625,735
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,480,833

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	$500,000	$544,618	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,253,268
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,854,455
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	1,075,185
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,162,944	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,400,000	2,431,514	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,352,441
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,000,000	1,055,982
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	3,000,000	3,403,301
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,380,000	1,431,081
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	320,910
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,680,000	2,888,504
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	400,000	457,654
Western Midstream Operating LP, Senior
Notes (3 mo. USD LIBOR + 2.100%)	2.222%	1/13/23	150,000	149,245	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	2,025,555
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	420,427
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,816,099

Total Oil, Gas & Consumable Fuels				195,292,214

TOTAL ENERGY				195,388,588

FINANCIALS - 19.2%
Banks - 12.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	2,025,312	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,548,279	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,454,007
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,815,594

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	$4,980,000	$4,934,703	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	3,750,000	3,768,737	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	605,322	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	9,380,000	9,503,988	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	638,831	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	538,017	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	5,000,000	6,112,385	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,112,138
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	1,007,637
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	107,625	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,147,552	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	7,737,306	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	1,008,145	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	2,000,000	2,031,323	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	5,184,732	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,178,285	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	12,438,035	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,725,192	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,669,624	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	3,750,672
Citigroup Inc., Senior Notes	4.650%	7/23/48	2,000,000	2,628,822
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,831,425	(b)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	$3,300,000	$3,586,066
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,845,828
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,274,035
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	17,358,930
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	476,664
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	844,037
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	617,389
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,697,448
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,991,531
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,782,935
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	3,014,995	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	209,259	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,890,000	2,897,340	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,083,108	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,775,744
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,585,782
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	224,272	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	923,030
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,078,688
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	912,969	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	276,953	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	3,024,154	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	930,000	946,249	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,878,355	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	27,080,000	27,324,461	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	2,790,000	2,947,068	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	380,000	445,462	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	$2,500,000	$2,996,185	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	637,788	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	307,135	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,487,244
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	1,128,775
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	620,113	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,722,157
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	512,547
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	210,528	(b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,663,824	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	881,480
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	1,222,873	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	400,143	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	704,540	(a)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	780,000	796,814	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	5,000,000	5,149,263	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	10,020,000	13,880,249	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	804,465
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	436,545
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	781,774
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,947,024

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	$3,780,000	$4,830,460
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,187,154

Total Banks				228,835,520

Capital Markets - 5.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	293,139
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	585,239
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	14,042,738	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	361,178
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	6,409,357
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	2,780,000	3,624,688
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,975,541	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,109,985	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	434,952	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,447,247
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,176,940
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,322,957
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	647,796	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/21	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(g)(h)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,813,107	(b)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	4,130,460	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	19,580,000	29,895,192	(b)
UBS AG, Senior Notes	1.750%	4/21/22	950,000	954,124	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes	3.491%	5/23/23	$2,080,000	$2,107,503	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,870,000	3,127,324	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	15,567,217	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	4,241,559	(a)(b)

Total Capital Markets				98,268,243

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,053,563
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,454,480
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	1,138,739
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	695,794
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	657,278	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	528,907	(a)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	453,690	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	383,371	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	8,321,629	(d)(e)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,999,240

Total Diversified Financial Services				16,686,691

Insurance - 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	736,048
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	463,203
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	601,113
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	300,000	297,774	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,186,585	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	9,964,252	(a)

Total Insurance				13,248,975

TOTAL FINANCIALS				357,039,429

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 9.2%
Biotechnology - 2.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	$6,890,000	$6,995,753
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,502,240
AbbVie Inc., Senior Notes	3.800%	3/15/25	2,060,000	2,203,218
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,151,090
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,526,964
AbbVie Inc., Senior Notes	3.200%	11/21/29	6,790,000	7,214,301
AbbVie Inc., Senior Notes	4.050%	11/21/39	7,710,000	8,834,261
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,325,000	10,030,402
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,488,177
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	315,947
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,800,000	3,019,022
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	504,369
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,434,483

Total Biotechnology				53,220,227

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,821,839
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,417,894
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	9,631,890
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	3,208,000	3,366,777
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	25,000	26,685
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	509,069
Medtronic Inc., Senior Notes	3.500%	3/15/25	218,000	233,325

Total Health Care Equipment & Supplies				20,007,479

Health Care Providers & Services - 3.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	4,000,000	4,360,086
Cigna Corp., Senior Notes	3.750%	7/15/23	475,000	495,779
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	305,881
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	793,983
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	2,062,184
Cigna Corp., Senior Notes	4.900%	12/15/48	6,560,000	8,512,157
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,088,000	1,125,470
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	493,672
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	575,304
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,279,756
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,380,000	5,795,622
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	305,175
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	173,337
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,430,991

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	4.950%	10/1/44	$2,470,000	$3,213,024
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,588,200
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	71,167
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	170,000	177,618
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,505,326
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	162,478
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,311,031
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	907,379
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,900,000	7,072,215
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	4,687,227
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	90,000	93,803

Total Health Care Providers & Services				55,498,865

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,574,103
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	848,000	918,921
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	2,000,000	2,151,541
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,950,000	9,814,210
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,737,000	2,340,287
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	2,498,968
Johnson & Johnson, Senior Notes	0.550%	9/1/25	550,000	536,019
Johnson & Johnson, Senior Notes	0.950%	9/1/27	1,110,000	1,083,018
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	147,020
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	2,266,170
Pfizer Inc., Senior Notes	2.700%	5/28/50	14,700,000	14,911,624
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,433,454
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,343,775

Total Pharmaceuticals				42,019,110

TOTAL HEALTH CARE				170,745,681

INDUSTRIALS - 5.4%
Aerospace & Defense - 3.3%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,430,454
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	509,677
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	2,146,729
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	520,564
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	581,340
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	644,443
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	2,027,903

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.150%	5/1/30	$1,870,000	$2,172,007
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	3,147,453
Boeing Co., Senior Notes	5.705%	5/1/40	1,370,000	1,751,668
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	893,692
Boeing Co., Senior Notes	5.805%	5/1/50	5,700,000	7,699,536
Boeing Co., Senior Notes	5.930%	5/1/60	1,200,000	1,661,413
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	97,815
General Dynamics Corp., Senior Notes	4.250%	4/1/50	7,150,000	9,275,215
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	1,260,423
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	901,372
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,148,415
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	5,027,108
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	4,150,000	5,896,168
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,475,224
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	123,738
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	3,350,000	3,481,240

Total Aerospace & Defense				61,873,597

Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,512,323
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	157,324	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	164,522	(a)

Total Airlines				1,834,169

Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	776,275
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	111,763
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	63,879

Total Building Products				951,917

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	4.750%	5/15/23	164,000	171,829
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	30,978

Total Commercial Services & Supplies				202,807

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,314,467

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	$500,000	$515,345
3M Co., Senior Notes	3.050%	4/15/30	1,000,000	1,081,146
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	5,183,880
General Electric Co., Senior Notes	3.450%	5/1/27	110,000	119,867
General Electric Co., Senior Notes	3.625%	5/1/30	230,000	259,448
General Electric Co., Senior Notes	6.875%	1/10/39	227,000	355,137

Total Industrial Conglomerates				7,514,823

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	4,240,000	5,150,146
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	254,684

Total Machinery				5,404,830

Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	262,685
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	930,149
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	605,041
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	2,206,779
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	3,917,332
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,960,791

Total Road & Rail				9,882,777

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	576,974

Transportation Infrastructure - 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	8,570,646	(a)

TOTAL INDUSTRIALS				99,127,007

INFORMATION TECHNOLOGY - 4.8%
IT Services - 2.1%
Mastercard Inc., Senior Notes	3.950%	2/26/48	12,000,000	14,614,306
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,260,000	9,905,078
Visa Inc., Senior Notes	2.700%	4/15/40	11,000,000	11,262,341
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	3,118,621

Total IT Services				38,900,346

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,190,000	2,157,647
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,670,000	1,827,427
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	1,161,096	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	88,710	(a)
Intel Corp., Senior Notes	1.600%	8/12/28	1,660,000	1,637,303
Intel Corp., Senior Notes	4.750%	3/25/50	2,470,000	3,345,098
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	850,748

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/50	$6,220,000	$7,201,602
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	2,576,820
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	180,000	177,241
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	3,598,948
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	703,198
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,937,083

Total Semiconductors & Semiconductor Equipment				28,262,921

Software - 0.7%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	444,844
Oracle Corp., Senior Notes	1.650%	3/25/26	5,890,000	5,864,113
Oracle Corp., Senior Notes	2.875%	3/25/31	6,400,000	6,554,623

Total Software				12,863,580

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,771,704
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	7,927,800

Total Technology Hardware, Storage & Peripherals				9,699,504

TOTAL INFORMATION TECHNOLOGY				89,726,351

MATERIALS - 2.7%
Chemicals - 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	720,000	759,779	(a)

Metals & Mining - 1.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	295,558	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,532,529	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	9,203,078
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,366,741
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,382,887
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	517,453	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	11,692,545
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,423,021

Total Metals & Mining				32,413,812

Paper & Forest Products - 0.9%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	8,659,538	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	7,792,494

Total Paper & Forest Products				16,452,032

TOTAL MATERIALS				49,625,623

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	19

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$2,012,922	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	441,959	(a)

TOTAL REAL ESTATE				2,454,881

UTILITIES - 5.6%
Electric Utilities - 5.6%
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	700,000	751,269
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	9,960,000	10,657,804
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	24,242,992
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	13,220,000	15,707,443
MidAmerican Energy Co.	3.950%	8/1/47	4,231,000	5,067,555
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	1,220,000	1,219,403
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,551,180
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	580,000	553,309
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	17,710,000	20,273,080	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	19,750,000	24,432,824	(a)

TOTAL UTILITIES				104,456,859

TOTAL CORPORATE BONDS & NOTES (Cost - $1,206,823,398)				1,283,690,098

SOVEREIGN BONDS - 13.3%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,265,823

Colombia - 1.9%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	12,368,202
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	23,336,500

Total Colombia				35,704,702

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,338,676	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,380,069	(a)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	$2,000,000	$2,168,515	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	46,165,903

Total Indonesia				53,053,163

Israel - 0.6%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	7,136,505
State of Israel, Senior Notes	3.375%	1/15/50	4,000,000	4,258,560

Total Israel				11,395,065

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,254,585	(a)

Mexico - 3.1%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	57,740,685

Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	8,133,000
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,197,414

Total Panama				12,330,414

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	699,522
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	9,617,062

Total Peru				10,316,584

Qatar - 2.0%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	37,158,464	(a)

Russia - 0.3%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,466,396	(i)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	9,560,752	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	21

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$3,000,000	$3,457,980
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,602,770

Total Uruguay				6,060,750

TOTAL SOVEREIGN BONDS (Cost - $224,658,724)				247,307,383

ASSET-BACKED SECURITIES - 4.2%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.132%	4/20/31	2,530,000	2,530,139	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014- IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.312%	1/20/32	1,000,000	1,000,457	(a)(b)(j)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.384%	4/15/34	9,440,000	9,475,052	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.132%	4/20/31	3,000,000	3,003,533	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	1.874%	1/15/31	500,000	492,578	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.185%	7/27/31	1,983,666	1,983,269	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.832%	4/20/29	3,000,000	3,004,902	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	1,160,000	1,163,237	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.140%	4/23/29	2,948,935	2,950,408	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.164%	4/15/34	2,390,000	2,391,441	(a)(b)
Dryden 87 CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.260%	5/20/34	5,740,000	5,739,984	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.239%	10/29/29	1,250,000	1,250,596	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.134%	4/15/31	4,000,000	4,003,648	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.204%	7/25/27	60,764	60,764	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.482%	1/20/33	660,000	660,483	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	700,000	701,619	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	$1,500,000	$1,500,000	(a)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.444%	1/15/32	870,000	872,457	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	1.322%	1/20/31	2,250,000	2,253,449	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.732%	10/20/30	2,680,000	2,684,415	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.156%	2/14/31	10,940,000	10,949,852	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.374%	10/19/32	1,260,000	1,262,243	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.932%	4/20/32	2,790,000	2,794,675	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	4,680,000	4,680,610	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.014%	4/15/29	1,443,619	1,443,839	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.172%	4/20/34	1,530,000	1,532,755	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.274%	10/15/31	2,300,000	2,302,874	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.254%	7/24/32	2,610,000	2,616,619	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.393%	10/24/34	2,490,000	2,490,001	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.614%	7/15/32	510,000	511,540	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $78,087,189)				78,307,439

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%
U.S. Government Obligations - 3.7%
U.S. Treasury Bonds	2.250%	5/15/41	240,000	255,600
U.S. Treasury Bonds	2.000%	11/15/41	240,000	246,075
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,337,542	(k)
U.S. Treasury Bonds	1.625%	11/15/50	680,000	652,242
U.S. Treasury Bonds	1.875%	2/15/51	62,030,000	63,086,448
U.S. Treasury Bonds	2.375%	5/15/51	130,000	147,489
U.S. Treasury Notes	2.500%	2/15/22	50,000	50,253
U.S. Treasury Notes	0.250%	11/15/23	115,000	114,340

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	23

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.250%	6/30/25	$360,000	$350,803
U.S. Treasury Notes	0.250%	9/30/25	310,000	301,100
U.S. Treasury Notes	0.375%	11/30/25	920,000	895,239
U.S. Treasury Notes	0.375%	1/31/26	40,000	38,841
U.S. Treasury Notes	1.250%	11/30/26	120,000	120,548
U.S. Treasury Notes	0.625%	11/30/27	305,000	293,598
U.S. Treasury Notes	0.625%	12/31/27	132,900	127,792
U.S. Treasury Notes	1.250%	4/30/28	290,000	288,822
U.S. Treasury Notes	1.250%	5/31/28	40,000	39,817
U.S. Treasury Notes	1.125%	8/31/28	200,000	197,031
U.S. Treasury Notes	1.250%	8/15/31	160,000	157,463
U.S. Treasury Notes	1.375%	11/15/31	200,000	198,812

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $62,485,277)				68,899,855

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,572,054,588)				1,678,204,775

SHORT-TERM INVESTMENTS - 9.0%
U.S. TREASURY BILLS - 4.0%
U.S. Treasury Bills	0.043%	2/24/22	25,000,000	24,997,477	(l)
U.S. Treasury Bills	0.093%	5/26/22	50,000,000	49,977,552	(l)

TOTAL U.S. TREASURY BILLS (Cost - $74,974,859)				74,975,029

			SHARES
OVERNIGHT DEPOSITS - 5.0%
BNY Mellon Cash Reserve Fund (Cost - $91,726,468)	0.000%		91,726,468	91,726,468

TOTAL SHORT-TERM INVESTMENTS (Cost - $166,701,327)				166,701,497

TOTAL INVESTMENTS - 99.3% (Cost - $1,738,755,915)				1,844,906,272

Other Assets in Excess of Liabilities - 0.7%				13,709,863

TOTAL NET ASSETS - 100.0%				$1,858,616,135

See Notes to Schedule of Investments.

24	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of November 30, 2021.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2021.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $1,000,457 and the cost was $1,000,000 (Note 2).

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(l)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 2-Year Notes	186	3/22	$40,620,335	$40,684,594	$(64,259)
U.S. Treasury 5-Year Notes	218	3/22	26,432,146	26,464,860	(32,714)
U.S. Treasury 10-Year Notes	1,916	3/22	248,252,364	250,636,750	(2,384,386)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	25

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell
continued
U.S. Treasury Long-Term Bonds	4,231	3/22	$675,418,499	$685,950,875	$(10,532,376)
U.S. Treasury Ultra Long- Term Bonds	1,009	3/22	193,723,833	202,367,563	(8,643,730)

Net unrealized depreciation on open futures contracts					$(21,657,465)

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$63,865,000	11/30/24	0.250% semi-annually	3-Month LIBOR quarterly	$19,100	$1,493,523

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$1,609,596,000	12/20/26	1.000% quarterly	$33,053,054	$37,612,560	$(4,559,506)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

26	Western Asset SMASh Series C Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2021 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

29

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$348,717,800	$8,321,629	$357,039,429
Other Corporate Bonds & Notes	—	926,650,669	—	926,650,669
Sovereign Bonds	—	247,307,383	—	247,307,383
Asset-Backed Securities	—	78,307,439	—	78,307,439
U.S. Government & Agency Obligations	—	68,899,855	—	68,899,855

Total Long-Term Investments	—	1,669,883,146	8,321,629	1,678,204,775

Short-Term Investments†:
U.S. Treasury Bills	—	74,975,029	—	74,975,029
Overnight Deposits	—	91,726,468	—	91,726,468

Total Short-Term Investments	—	166,701,497	—	166,701,497

Total Investments	—	$1,836,584,643	$8,321,629	$1,844,906,272

Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$1,493,523	—	$1,493,523

Total	—	$1,838,078,166	$8,321,629	$1,846,399,795

30

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$21,657,465	—	—	$21,657,465

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$4,559,506	—	4,559,506

Total	$21,657,465	$4,559,506	—	$26,216,971

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2021. The following transactions were effected in such company for the period ended November 30, 2021.

	Affiliate Value at February 28, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$1,002,500	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$10,453	$(2,043)	$1,000,457

31